UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2022

Date of Reporting Period

Item 1.	Reports to Stockholders

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.6%
Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$670	$ 660,839
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	505	498,779
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,220	1,183,769
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	976	970,065
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,260	1,222,823
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,058,412
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	326	312,788
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,236,781
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	267,287
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,114	1,101,662
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,096,665
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	950	917,954
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	68	67,912
FREED ABS Trust, Series 2019-1, Class C, 5.39%, 6/18/26(1)	1,647	1,648,182
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,458	1,270,651
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,034	987,850
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	1,205	1,167,783
Series 2021-3, Class B, 0.76%, 2/26/29(1)	1,006	972,858
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	1,231	1,211,648
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	318	250,217
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,356	1,183,315
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	2,066	1,932,559
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	419	394,470
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,435,779
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,337,765
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,273	1,207,010
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust: (continued)
Series 2021-3, Class A, 1.15%, 5/15/29(1)	$2,277	$ 2,215,503
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	772	734,305
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,014	904,656
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	553	478,396
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	645	541,202
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,654	3,420,449
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,796	1,704,876
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,249	1,161,127
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	8,618	8,555,537
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	721,719
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	250	218,811
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,442	2,100,910
Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	1,346	1,315,499
Towd Point Asset Trust, Series 2018-SL1, Class A, 2.224%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(3)	1,692	1,682,332
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,134	1,102,960
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,936,360
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	778,669
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	917	733,481
Series 2020-A, Class C, 6.657%, 3/15/45(1)	253	166,786
Total Asset-Backed Securities (identified cost $65,375,178)		$ 61,069,401

Collateralized Mortgage Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 2.676%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$397	$ 397,299
Series 2021-1A, Class M1B, 3.126%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	390	376,476
Series 2021-2A, Class M1A, 2.126%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	1,870	1,842,290
Series 2021-3A, Class A2, 1.926%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	830	820,084

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 2.674%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	$404	$ 404,404
Series 2019-DNA3, Class M2, 3.674%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	1,331	1,325,219
Series 2019-DNA4, Class M2, 3.574%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	158	157,505
Series 2021-DNA3, Class M1, 1.676%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	627	619,384
Series 2022-DNA2, Class M1A, 2.226%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	1,282	1,255,092
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	84	88,085
Series 2011-135, Class PK, 4.50%, 5/25/40	89	88,974
Series 2013-6, Class HD, 1.50%, 12/25/42	60	57,293
Series 2014-70, Class KP, 3.50%, 3/25/44	380	376,383
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.874%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	513	529,171
Series 2014-C02, Class 2M2, 4.224%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	215	217,695
Series 2014-C03, Class 2M2, 4.524%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	355	356,593
Series 2018-R07, Class 1M2, 4.024%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	120	119,375
Series 2019-R06, Class 2B1, 5.374%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	2,988	2,834,167
Home Re, Ltd., Series 2021-1, Class M1B, 3.174%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	1,135	1,122,258
Total Collateralized Mortgage Obligations (identified cost $13,288,292)		$ 12,987,747

Commercial Mortgage-Backed Securities — 11.9%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,821,295
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	1,350,488
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.244%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	2,508	2,466,154
Series 2019-XL, Class B, 2.404%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	1,122	1,095,087
Series 2021-VOLT, Class B, 2.274%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	3,103	2,922,319
Series 2021-VOLT, Class C, 2.424%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	1,461	1,362,938
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class D, 2.974%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	$1,074	$ 1,007,091
CFCRE Commercial Mortgage Trust:
Series 2016-C7, Class C, 4.541%, 12/10/54(2)	1,250	1,096,999
Series 2016-C7, Class D, 4.541%, 12/10/54(1)(2)	2,000	1,592,168
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 3.824%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(3)	3,000	2,997,968
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.276%, 8/10/50(2)	1,000	992,900
Series 2014-CR21, Class C, 4.567%, 12/10/47(2)	500	465,001
CSMC Trust, Series 2016-NXSR, Class C, 4.598%, 12/15/49(2)	1,775	1,416,940
Extended Stay America Trust:
Series 2021-ESH, Class A, 2.405%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	495	483,305
Series 2021-ESH, Class C, 3.025%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	2,721	2,638,514
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.158%, 3/25/28(2)	583	571,483
Series 2019-M1, Class A2, 3.671%, 9/25/28(2)	2,757	2,764,189
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,149,284
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 5.374%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	1,260	1,136,932
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 2.474%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	4,033	3,928,626
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.702%, 9/15/47(1)(2)	990	727,132
Series 2014-C23, Class D, 4.133%, 9/15/47(1)(2)	2,000	1,820,778
Series 2014-C25, Class D, 4.086%, 11/15/47(1)(2)	1,960	1,437,068
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.212%, 1/15/46(1)(2)	2,000	1,931,887
Series 2021-MHC, Class C, 2.624%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(3)	2,425	2,308,495
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.903%, 5/15/49(2)(4)	993	919,038
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(4)	1,745	990,889
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(4)	2,210	2,135,189
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 3.524%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(3)	5,000	4,592,717
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	2,065,281
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.186%, 8/10/49(1)(2)	1,950	1,941,190

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC:
Series 2021-HT1, Class A, 3.262%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	$1,956	$ 1,879,670
Series 2021-HT1, Class B, 6.112%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	2,000	1,873,259
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class C, 4.706%, 9/15/58(2)	900	847,467
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	380,716
Total Commercial Mortgage-Backed Securities (identified cost $67,692,667)		$ 63,110,457

Corporate Bonds — 33.7%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.3%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$1,436	$ 1,357,584
		$ 1,357,584
Auto Manufacturers — 0.3%
General Motors Financial Co., Inc., 4.30%, 4/6/29	$1,702	$ 1,563,582
		$ 1,563,582
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 447,491
		$ 447,491
Banks — 13.6%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(5)	$903	$ 852,342
Banco de Chile, 2.99%, 12/9/31(1)	1,171	979,963
Banco Safra S.A., 4.125%, 2/8/23(1)	1,210	1,211,591
Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(5)	1,200	1,042,420
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(5)	5,076	4,520,760
1.898% to 7/23/30, 7/23/31(5)	1,020	816,114
1.922% to 10/24/30, 10/24/31(5)	831	664,550
2.087% to 6/14/28, 6/14/29(5)	1,881	1,612,568
2.299% to 7/21/31, 7/21/32(5)	2,050	1,658,655
2.456% to 10/22/24, 10/22/25(5)	963	918,269
3.824% to 1/20/27, 1/20/28(5)	1,639	1,573,036
3.846% to 3/8/32, 3/8/37(5)	3,689	3,192,746
BankUnited, Inc., 5.125%, 6/11/30	490	475,099
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Barclays PLC:
2.852% to 5/7/25, 5/7/26(5)	$1,281	$ 1,211,402
4.836%, 5/9/28	2,125	2,046,484
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,057,902
5.125% to 1/18/28, 1/18/33(1)(5)	1,000	848,470
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(5)	1,452	1,218,822
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(5)	909	805,234
3.30%, 10/30/24	1,759	1,718,103
4.927% to 5/10/27, 5/10/28(5)	1,352	1,340,098
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(5)	451	419,103
2.78%, (SOFR + 1.28%), 2/24/28(3)	1,925	1,847,967
3.106% to 4/8/25, 4/8/26(5)	1,447	1,390,859
3.70%, 1/12/26	1,524	1,495,811
3.785% to 3/17/32, 3/17/33(5)	1,685	1,519,658
4.00% to 12/10/25(5)(6)	1,090	945,575
Discover Bank, 4.682% to 8/9/23, 8/9/28(5)	1,672	1,626,127
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(5)	2,188	1,937,912
2.65% to 10/21/31, 10/21/32(5)	1,493	1,231,932
3.75%, 2/25/26	970	952,476
HSBC Holdings PLC:
2.251% to 11/22/26, 11/22/27(5)	1,552	1,383,965
2.357% to 8/18/30, 8/18/31(5)	982	796,858
International Bank for Reconstruction & Development, 1.63%, (SOFR + 0.13%), 1/13/23(3)	2,756	2,756,315
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(5)	1,591	1,396,524
2.08%, (SOFR + 0.58%), 3/16/24(3)	482	476,367
2.68%, (SOFR + 1.18%), 2/24/28(3)	1,468	1,412,237
2.739% to 10/15/29, 10/15/30(5)	3,095	2,703,033
2.82%, (SOFR + 1.32%), 4/26/26(3)	1,219	1,200,347
4.586% to 4/26/32, 4/26/33(5)	512	503,440
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(5)	1,331	1,056,832
3.624%, 6/3/30(1)	762	665,307
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(5)	1,294	1,234,314
PPTT, 2006-A GS, Class A, 5.945%(1)(6)(7)	259	224,954
Santander Holdings USA, Inc.:
3.45%, 6/2/25	1,788	1,721,215
4.50%, 7/17/25	712	706,046
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(5)	975	931,660

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Standard Chartered PLC:
1.456% to 1/14/26, 1/14/27(1)(5)	$808	$ 713,514
1.822% to 11/23/24, 11/23/25(1)(5)	929	861,037
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(5)	940	912,199
Synovus Financial Corp., 3.125%, 11/1/22	622	621,214
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(5)	655	603,675
Truist Financial Corp., 5.10% to 3/1/30(5)(6)	1,427	1,298,570
UBS AG, 1.25%, 6/1/26(1)	1,442	1,282,918
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(5)	1,652	1,313,332
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(5)	1,295	1,240,012
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(5)	867	699,119
		$ 71,847,052
Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$ 480,457
		$ 480,457
Biotechnology — 0.2%
Royalty Pharma PLC, 3.55%, 9/2/50	$1,588	$ 1,111,970
		$ 1,111,970
Building Materials — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$2,715	$ 2,304,288
Owens Corning, 3.95%, 8/15/29	1,441	1,338,071
		$ 3,642,359
Chemicals — 0.3%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,200	$ 964,458
4.25%, 9/18/29(1)	920	828,699
		$ 1,793,157
Commercial Services — 0.9%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$1,752	$ 1,543,037
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,226,274
Ford Foundation (The), 2.415%, 6/1/50	650	464,925
Western Union Co. (The), 6.20%, 11/17/36	1,275	1,297,600
		$ 4,531,836
Computers — 0.9%
DXC Technology Co., 2.375%, 9/15/28	$639	$ 550,491
Security	Principal Amount (000's omitted)	Value
Computers (continued)
HP, Inc., 4.00%, 4/15/29	$1,017	$ 953,721
Kyndryl Holdings, Inc., 2.05%, 10/15/26(1)	1,472	1,240,194
Seagate HDD Cayman:
3.375%, 7/15/31	870	677,795
4.091%, 6/1/29	332	286,144
5.75%, 12/1/34	1,473	1,298,894
		$ 5,007,239
Consumer Products — 0.3%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$1,029	$ 907,877
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	678	559,214
		$ 1,467,091
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$221	$ 204,299
4.50%, 9/15/23	1,246	1,240,827
6.50%, 7/15/25	742	760,279
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,136	1,027,680
Air Lease Corp., 2.875%, 1/15/26	700	643,678
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	1,140	1,047,073
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,098,460
4.10%, 6/15/51	1,090	707,947
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	1,040,915
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	298,140
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	504	417,932
3.875%, 3/1/31(1)	1,507	1,133,482
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,309,618
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(5)	611	494,300
		$ 11,424,630
Electric Utilities — 0.8%
AES Corp. (The), 2.45%, 1/15/31	$2,342	$ 1,885,950
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	767,107
ITC Holdings Corp., 4.05%, 7/1/23	680	683,715
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,240	1,079,418
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	36,428
		$ 4,452,618

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electrical and Electronic Equipment — 0.7%
Jabil, Inc.:
3.00%, 1/15/31	$2,232	$ 1,876,780
3.60%, 1/15/30	2,207	1,967,702
		$ 3,844,482
Entertainment — 0.2%
Magallanes, Inc., 5.141%, 3/15/52(1)	$936	$ 786,856
		$ 786,856
Foods — 0.4%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/1/31(1)	$1,587	$ 1,304,677
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	1,120	885,651
3.00%, 10/15/30(1)	210	174,336
		$ 2,364,664
Health Care — 0.5%
Centene Corp.:
2.50%, 3/1/31	$1,312	$ 1,045,507
3.375%, 2/15/30	784	667,117
4.25%, 12/15/27	798	747,383
		$ 2,460,007
Insurance — 1.5%
Athene Global Funding, 2.45%, 8/20/27(1)	$1,294	$ 1,134,312
Brown & Brown, Inc.:
2.375%, 3/15/31	157	124,442
4.20%, 3/17/32	198	180,469
GA Global Funding Trust:
2.25%, 1/6/27(1)	2,595	2,323,303
2.90%, 1/6/32(1)	2,048	1,704,058
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(5)	1,466	1,171,679
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	1,068,170
		$ 7,706,433
Lodging and Gaming — 0.1%
Hyatt Hotels Corp.:
1.30%, 10/1/23	$577	$ 559,021
1.80%, 10/1/24	237	224,208
		$ 783,229
Security	Principal Amount (000's omitted)	Value
Machinery — 0.3%
Valmont Industries, Inc., 5.25%, 10/1/54	$1,373	$ 1,312,716
		$ 1,312,716
Media — 1.3%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
2.80%, 4/1/31	$2,110	$ 1,691,999
4.80%, 3/1/50	2,895	2,299,685
Comcast Corp.:
2.887%, 11/1/51	2,930	2,096,960
2.937%, 11/1/56	832	579,847
		$ 6,668,491
Oil and Gas — 0.5%
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	$1,765	$ 1,514,953
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	1,003	938,116
		$ 2,453,069
Other Revenue — 0.7%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,873,196
OneMain Finance Corp., 3.50%, 1/15/27	1,146	918,421
		$ 3,791,617
Pharmaceuticals — 0.2%
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$1,214	$ 1,085,050
		$ 1,085,050
Real Estate Investment Trusts (REITs) — 3.4%
Agree, L.P., 2.00%, 6/15/28	$520	$ 444,676
American Assets Trust, L.P., 3.375%, 2/1/31	1,170	1,002,425
Corporate Office Properties, L.P., 2.90%, 12/1/33	872	676,800
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,212,843
EPR Properties:
3.75%, 8/15/29	1,474	1,228,153
4.50%, 6/1/27	1,381	1,251,221
Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	832,872
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,436	1,238,686
3.75%, 9/15/30(1)	597	477,251
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	977	801,140
5.00%, 7/15/28(1)	339	300,878
Life Storage, L.P., 2.40%, 10/15/31	1,473	1,173,918
Newmark Group, Inc., 6.125%, 11/15/23	3,504	3,496,965

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care, L.P., 3.20%, 12/1/31	$1,435	$ 1,140,429
SITE Centers Corp., 3.625%, 2/1/25	874	850,325
Sun Communities Operating, L.P.:
2.30%, 11/1/28	543	464,968
2.70%, 7/15/31	455	367,184
4.20%, 4/15/32	1,276	1,161,733
		$ 18,122,467
Retail — 0.5%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	$700	$ 606,438
7.60%, 7/15/37	524	424,806
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,609	1,738,019
		$ 2,769,263
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 631,935
		$ 631,935
Telecommunications — 1.8%
AT&T, Inc.:
3.55%, 9/15/55	$1,251	$ 939,382
3.65%, 6/1/51	2,039	1,597,855
3.65%, 9/15/59	372	279,434
3.80%, 12/1/57	2,258	1,749,112
Nokia Oyj:
4.375%, 6/12/27	981	928,087
6.625%, 5/15/39	1,492	1,478,080
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	564,678
SES S.A., 5.30%, 4/4/43(1)	393	335,430
T-Mobile USA, Inc.:
2.25%, 11/15/31	278	225,895
2.55%, 2/15/31	646	544,254
2.625%, 4/15/26	856	778,421
		$ 9,420,628
Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	$1,200	$ 1,168,542
		$ 1,168,542
Utilities — 0.6%
American Water Capital Corp., 2.95%, 9/1/27	$745	$ 699,710
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(5)	$1,704	$ 1,531,862
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,045,903
		$ 3,277,475
Total Corporate Bonds (identified cost $202,533,103)		$177,773,990

Preferred Stocks — 0.7%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.673%, (3 mo. USD LIBOR + 5.643%)(3)	24,632	$ 507,173
		$ 507,173
Real Estate Management & Development — 0.3%
Brookfield Property Partners, L.P., Series A, 5.75%	85,000	$ 1,451,800
		$ 1,451,800
Telecommunications — 0.3%
United States Cellular Corp., 5.50%	84,600	$ 1,571,022
		$ 1,571,022
Total Preferred Stocks (identified cost $4,757,096)		$ 3,529,995

Senior Floating-Rate Loans — 1.2%(8)
Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$241	$ 223,315
		$ 223,315
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$488	$ 449,211

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$250	$ 231,941
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	1,000	934,375
		$ 1,615,527
Health Care Technology — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$397	$ 386,920
		$ 386,920
IT Services — 0.1%
Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$432	$ 415,483
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	246	223,934
		$ 639,417
Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$1,207	$ 1,137,598
		$ 1,137,598
Software — 0.2%
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$997	$ 965,386
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24	291	277,923
		$ 1,243,309
Specialty Retail — 0.2%
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$1,297	$ 1,222,576
		$ 1,222,576
Total Senior Floating-Rate Loans (identified cost $6,849,582)		$ 6,468,662

Sovereign Government Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Germany — 1.3%
Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	$7,000	$ 6,998,714
Total Sovereign Government Bonds (identified cost $7,224,280)		$ 6,998,714

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$ 1,243,356
		$ 1,243,356
Water and Sewer — 1.6%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 711,448
Green Bonds, 2.184%, 9/1/31	650	557,187
Green Bonds, 2.264%, 9/1/32	585	495,460
Green Bonds, 2.344%, 9/1/33	635	529,304
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	5,976,990
		$ 8,270,389
Total Taxable Municipal Obligations (identified cost $10,870,000)		$ 9,513,745

U.S. Government Agency Mortgage-Backed Securities — 9.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$355	$ 368,488
Pool #C03490, 4.50%, 8/1/40	187	193,783
Pool #C09031, 2.50%, 2/1/43	721	663,967
Pool #G07589, 5.50%, 6/1/41	1,175	1,264,493
Pool #G08596, 4.50%, 7/1/44	283	291,464
Pool #G08670, 3.00%, 10/1/45	419	398,897
Pool #G08701, 3.00%, 4/1/46	557	528,767
Pool #G60608, 4.00%, 5/1/46	1,207	1,214,183
Pool #G60761, 3.00%, 10/1/43	757	724,156

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Pool #Q17453, 3.50%, 4/1/43	$728	$ 716,420
Pool #Q34310, 3.50%, 6/1/45	449	440,497
Pool #Q40264, 3.50%, 5/1/46	391	383,000
Pool #Q45051, 3.00%, 12/1/46	1,548	1,468,965
Pool #Q46889, 3.50%, 3/1/47	1,050	1,033,120
Pool #Q47999, 4.00%, 5/1/47	1,217	1,222,072
Pool #ZT0383, 3.50%, 3/1/48	445	434,181
Federal National Mortgage Association:
3.50%, 30-Year, TBA(9)	16,624	15,984,359
4.00%, 30-Year, TBA(9)	4,919	4,849,824
4.50%, 30-Year, TBA(9)	5,600	5,621,438
Pool #AB3678, 3.50%, 10/1/41	1,887	1,866,494
Pool #AL7524, 5.00%, 7/1/41	255	268,409
Pool #AS3892, 4.00%, 11/1/44	407	410,036
Pool #AS5332, 4.00%, 7/1/45	392	395,094
Pool #AS6014, 4.00%, 10/1/45	242	243,369
Pool #BA0891, 3.50%, 1/1/46	953	933,222
Pool #BA3938, 3.50%, 1/1/46	564	552,757
Pool #BD1183, 3.50%, 12/1/46	361	353,617
Pool #BE2316, 3.50%, 1/1/47	969	947,232
Pool #BM1144, 2.50%, 3/1/47	845	771,758
Pool #FM7023, 3.00%, 7/1/49	969	912,796
Pool #MA1789, 4.50%, 2/1/44	287	294,473
Pool #MA2653, 4.00%, 6/1/46	610	612,227
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	1,076	1,058,298
Pool #CB2653, 2.50%, 3/20/51	1,353	1,233,125
Pool #CB8629, 2.50%, 4/20/51	2,024	1,843,948
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $52,543,738)		$ 50,498,929

U.S. Treasury Obligations — 28.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,848,288
1.625%, 11/15/50	8,674	6,104,356
1.875%, 2/15/51	6,837	5,131,756
1.875%, 11/15/51	1,318	989,324
2.00%, 11/15/41	8,644	6,868,603
2.00%, 8/15/51	347	268,342
2.25%, 5/15/41	4,238	3,538,068
2.25%, 2/15/52	3,332	2,743,173
2.375%, 2/15/42	2,143	1,817,867
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.25%, 5/31/25	$3,310	$ 3,054,833
0.375%, 11/30/25	1,414	1,291,822
0.375%, 12/31/25	10,941	9,972,337
0.375%, 1/31/26	8,006	7,280,613
0.50%, 2/28/26	3,144	2,866,321
0.75%, 11/15/24	400	379,344
0.75%, 4/30/26	4,821	4,420,066
1.00%, 7/31/28	2,455	2,171,620
1.125%, 2/29/28	3,680	3,309,700
1.125%, 8/31/28	1,045	930,172
1.25%, 3/31/28	2,415	2,182,179
1.25%, 4/30/28	8,955	8,079,089
1.25%, 6/30/28	1,455	1,309,102
1.375%, 10/31/28	2,510	2,263,412
1.50%, 2/29/24	13,624	13,304,155
1.875%, 2/28/27	22,061	20,942,964
2.125%, 3/31/24	14,939	14,722,501
2.625%, 4/15/25	992	981,344
2.75%, 4/30/27	18,000	17,758,828
2.875%, 4/30/29	3,760	3,716,724
Total U.S. Treasury Obligations (identified cost $164,182,016)		$150,246,903

Short-Term Investments — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(10)	7,133,022	$ 7,133,022
Total Short-Term Investments (identified cost $7,133,022)		$ 7,133,022
Total Investments — 104.0% (identified cost $602,448,974)		$549,331,565
Other Assets, Less Liabilities — (4.0)%		$ (21,203,911)
Net Assets — 100.0%		$528,127,654

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $167,621,578 or 31.7% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2022.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at June 30, 2022.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	95	Long	9/30/22	$ 19,951,484	$ (118,153)
U.S. 5-Year Treasury Note	43	Long	9/30/22	4,826,750	(49,113)
U.S. 10-Year Treasury Note	9	Long	9/21/22	1,066,782	(15,060)
U.S. Long Treasury Bond	40	Long	9/21/22	5,545,000	(84,436)
U.S. Ultra-Long Treasury Bond	130	Long	9/21/22	20,064,687	(475,449)
U.S. Ultra 10-Year Treasury Note	(128)	Short	9/21/22	(16,304,000)	247,640
					$ (494,571)

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
LIBOR	– London Interbank Offered Rate
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $590,711,264)	$ 538,153,427
Affiliated investments, at value (identified cost $11,737,710)	11,178,138
Cash	686,670
Deposits for derivatives collateral — futures contracts	1,110,178
Deposits for forward commitment securities	800,000
Interest and dividends receivable	2,945,953
Interest and dividends receivable from affiliated investments	18,480
Receivable for variation margin on open futures contracts	255,528
Receivable from affiliate	8,993
Total assets	$555,157,367
Liabilities
Payable for when-issued/delayed delivery/forward commitment securities	$ 26,728,860
Payable to affiliates:
Investment adviser fee	196,313
Trustees' fees	6,705
Accrued expenses	97,835
Total liabilities	$ 27,029,713
Net Assets applicable to investors' interest in Portfolio	$528,127,654

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $421)	$ 141,822
Dividend income from affiliated investments	21,223
Interest income (net of foreign taxes withheld of $1,725)	6,777,282
Interest income from affiliated investments	83,359
Total investment income	$ 7,023,686
Expenses
Investment adviser fee	$ 1,213,698
Trustees’ fees and expenses	13,236
Custodian fee	75,834
Legal and accounting services	38,386
Miscellaneous	6,849
Total expenses	$ 1,348,003
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 29,597
Total expense reductions	$ 29,597
Net expenses	$ 1,318,406
Net investment income	$ 5,705,280
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (7,813,756)
Investment transactions - affiliated investment	1,326
Futures contracts	(2,393,451)
Net realized loss	$(10,205,881)
Change in unrealized appreciation (depreciation):
Investments	$ (56,945,390)
Investments - affiliated investments	(176,992)
Futures contracts	(265,091)
Net change in unrealized appreciation (depreciation)	$(57,387,473)
Net realized and unrealized loss	$(67,593,354)
Net decrease in net assets from operations	$(61,888,074)

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,705,280	$ 11,649,278
Net realized gain (loss)	(10,205,881)	8,512,986
Net change in unrealized appreciation (depreciation)	(57,387,473)	(16,032,763)
Net increase (decrease) in net assets from operations	$ (61,888,074)	$ 4,129,501
Capital transactions:
Contributions	$ 110,766,338	$ 73,755,473
Withdrawals	(91,622,923)	(82,966,119)
Net increase (decrease) in net assets from capital transactions	$ 19,143,415	$ (9,210,646)
Net decrease in net assets	$ (42,744,659)	$ (5,081,145)
Net Assets
At beginning of period	$ 570,872,313	$ 575,953,458
At end of period	$528,127,654	$570,872,313

See Notes to Financial Statements.

Core Bond Portfolio
June 30, 2022
Financial Highlights

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.49% (2)(3)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.12% (2)	2.06%	2.46%	2.86%	2.98%	2.46%
Portfolio Turnover	51% (4)(5)	122% (5)	93% (5)	89%	65%	123%
Total Return(1)	(10.66)% (4)	0.70%	8.16%	9.28%	(0.50)%	4.48%
Net assets, end of period (000’s omitted)	$528,128	$570,872	$575,953	$590,390	$506,016	$479,364
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01%, 0.02% and 0.01% of average daily net assets for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(2)	Annualized.
(3)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2022, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 71.0% and 29.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

E  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%
For the six months ended June 30, 2022, the Portfolio's investment adviser fee amounted to $1,213,698 or 0.45% (annualized) of the Portfolio’s average daily net assets. Pursuant to an expense reimbursement, BMR was allocated $26,150 of the Portfolio’s operating expenses for the six months ended June 30, 2022.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $3,447 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended June 30, 2022 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 89,413,357	$ 104,105,940
U.S. Government and Agency Securities	248,462,282	180,128,088
	$337,875,639	$284,234,028
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 603,417,273
Gross unrealized appreciation	$ 45,566
Gross unrealized depreciation	(54,625,845)
Net unrealized depreciation	$ (54,580,279)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2022 is included in the Portfolio of Investments. At June 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2022 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)
Futures contracts	$247,640	$(742,211)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$(2,393,451)	$(265,091)
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended June 30, 2022, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$85,504,000	$33,678,000
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2022.
7  Investments in Affiliated Issuers and Funds
The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $11,178,138, which represents 2.1% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.903%, 5/15/49	$ 1,014,911	$ —	$ —	$ —	$ (95,873)	$ 919,038	$ 23,898	$ 993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	1,017,226	—	—	—	(33,552)	990,889	36,112	1,745,000

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units/Shares, end of period
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 2.974%, (1 mo. USD LIBOR + 1.65%), 5/15/36	$ 2,493,382	$ —	$ (310,621)	$ —	$ (47,567)	$ 2,135,189	$ 23,349	$2,210,379
Short-Term Investments
Cash Reserves Fund	38,096,434	122,078,814	(160,176,574)	1,326	—	—	2,657	—
Liquidity Fund	—	52,611,935	(45,478,913)	—	—	7,133,022	18,566	7,133,022
Total				$1,326	$(176,992)	$11,178,138	$104,582
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 61,069,401	$ —	$ 61,069,401
Collateralized Mortgage Obligations	—	12,987,747	—	12,987,747
Commercial Mortgage-Backed Securities	—	63,110,457	—	63,110,457
Corporate Bonds	—	177,773,990	—	177,773,990
Preferred Stocks	3,529,995	—	—	3,529,995
Senior Floating-Rate Loans	—	6,468,662	—	6,468,662
Sovereign Government Bonds	—	6,998,714	—	6,998,714
Taxable Municipal Obligations	—	9,513,745	—	9,513,745
U.S. Government Agency Mortgage-Backed Securities	—	50,498,929	—	50,498,929
U.S. Treasury Obligations	—	150,246,903	—	150,246,903
Short-Term Investments	7,133,022	—	—	7,133,022
Total Investments	$ 10,663,017	$538,668,548	$ —	$ 549,331,565
Futures Contracts	$ 247,640	$ —	$ —	$ 247,640
Total	$ 10,910,657	$538,668,548	$ —	$ 549,579,205

Core Bond Portfolio
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (742,211)	$ —	$ —	$ (742,211)
Total	$ (742,211)	$ —	$ —	$ (742,211)
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Eaton Vance
Core Bond Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds,collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Eaton Vance
Core Bond Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Core Bond Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Core Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to

Eaton Vance
Core Bond Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board noted the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investing in investment grade fixed income securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Eaton Vance
Core Bond Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Core Bond Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund's Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making certain reports to the Fund's Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund's portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund's Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund's Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Core Bond Fund
June 30, 2022
Officers and Trustees

Officers of Eaton Vance Core Bond Fund
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Core Bond Portfolio
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Core Bond Fund and Core Bond Portfolio
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Core Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Core Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7754    6.30.22

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 22, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: August 22, 2022